Annual Fund Operating Expenses - PGIM QMA Strategic Alpha International Equity ETF - No Share Class	Oct. 29, 2021
Operating Expenses:
Management fee	0.29%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.29%